Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 716,200	¥ 813,400
Credit for credit losses	58,681	7,204
Foreign exchange gains-net	(20,704)	41,615
Trading account profits (losses)-net	284,845	(284,774)
Equity in earnings of equity method investees-net	128,468	114,252
Income before income tax expense	1,005,788	510,193
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	716,000	813,000
Credit for credit losses	59,000	7,000
Foreign exchange gains-net	1,000	14,000
Trading account profits (losses)-net	105,000	(401,000)
Equity investment securities gains-net	73,000	44,000
Debt investment securities losses-net	(36,000)	(18,000)
Equity in earnings of equity method investees-net	128,000	114,000
Other-net	(40,000)	(63,000)
Income before income tax expense	¥ 1,006,000	¥ 510,000